CAPITAL DEFICIENCY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013
Stockholders' Equity 1		35
Stockholders' Equity 2		1
Stockholders' Equity 3		2,300,000
Stockholders' Equity 4		80,500,000
Stockholders' Equity 5		$ 0.0001
Stockholders' Equity 6		33,873,049
Stockholders' Equity 7		$ 1,100,000
Stockholders' Equity 8		1,100,000
Stockholders' Equity 9		1,100,000
Stockholders' Equity 10		$ 1.00
Stockholders' Equity 11		500,000
Stockholders' Equity 12		500,000
Stockholders' Equity 13		$ 0.50
Stockholders' Equity 14		1,000,000
Stockholders' Equity 15		1,526,718
Stockholders' Equity 16		$ 0.8515
Stockholders' Equity 17		1,300,000
Stockholders' Equity 18		$ 1
Stockholders' Equity 19		704,590
Capital Deficiency 1	1,100,000
Capital Deficiency 2	1,100,000
Capital Deficiency 3	1,100,000
Capital Deficiency 4	$ 1.00
Capital Deficiency 5	500,000
Capital Deficiency 6	500,000
Capital Deficiency 7	1,000,000
Capital Deficiency 8	1,526,718
Capital Deficiency 9	$ 0.8515
Capital Deficiency 10	1,300,000
Capital Deficiency 11	3,000,000
Capital Deficiency 12	3,000,000
Capital Deficiency 13	250,000
Capital Deficiency 14	1,128,849
Capital Deficiency 15	587,001
Capital Deficiency 16	$ 0.52
Capital Deficiency 17	$ 393,411
Capital Deficiency 18	0.00%
Capital Deficiency 19	117.00%
Capital Deficiency 20	0.68%